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                                UNITED STATES
APPENDIX I            SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

 1. Name and address of issuer:

          The Milestone Funds
          One Odell Plaza
          Yonkers, NY 10701

 2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
    or classes):       /X/

 3. Investment Company Act File Number: 811-8620

    Securities Act File Number: 33-81574

 4(a). Last day of fiscal year for which this Form is filed:

          November 30, 1997

 4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). / / Check box if this is the last time the issuer will be filing this Form.


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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities
         sold during the fiscal year
         pursuant to section 24(f):                                      $12,332,920,897
                                                                         ---------------
    (ii) Aggregate price of securities
         redeemed or repurchased during
         the fiscal year:                             $11,327,102,717
                                                      ---------------

  (iii) Aggregate price of securities redeemed or
        repurchased during any prior fiscal
        year ending no earlier than October
        11, 1995 that were not previously
        used to reduce registration fees
        payable to the Commission:                    $             0
                                                      ---------------
   (iv) Total available redemption credits
        [add items 5(ii) and 5(iii):                                    -$11,327,102,717
                                                                         ---------------

    (v) Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                                 $ 1,005,818,180
                                                                         ---------------

   (vi) Redemption credits available for use
        in future years - if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                       $(          0  )
                                                      ---------------

  (vii) Multiplier for determining
        registration fee (See instruction
        C.9):                                                            X      .000295
                                                                         ---------------

 (viii) Registration fee due (multiply Item
        5(v) by Item 5(vii)] (enter "0" if no
        fee is due):                                                    =$    296,716.36
                                                                         ===============


 6. Prepaid Shares

    If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison  of rule 24e-2], then report the amount of securities (number of shares or other
    units) deducted here:   0.  If there is a number of shares or
    other units that were registered pursuant to rule 24e-2
    remaining unsold at the end if the fiscal year for which this form is filed that are available for use by the issuer in
    future fiscal years, then state that number here: 0.

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
    D):
                                                                         +$           0
                                                                         ----------------

 8. Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                             =$    296,716.36
                                                                         ================
 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                            February 25, 1998

     Method of Delivery:

                           /X/  Wire Transfer
                           / /  Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                               /s/ Jeffrey R. Hanson, Secretary
                               ---------------------------------
                                   Jeffrey R. Hanson, Secretary

Date    February 24, 1998

 *Please print the name and title of the signing officer below the signature.